Retirement Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BCP QUALTEK HOLDCO, LLC
Related Party Transaction [Line Items]
Employer contribution	$ 0	$ 0